Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenues	₱ 181,004	₱ 169,187	₱ 162,914
Service revenues (Note 5)	173,634	161,355	152,369
Non-service revenues (Note 5)	7,370	7,832	10,545
Depreciation and amortization (Notes 9 and 10)	47,480	39,656	47,240
Asset impairment	7,646	4,833	8,065
Interest income	1,210	1,745	1,943
Equity share in net earnings (losses) of associates and joint ventures	(2,328)	(1,535)	(87)
Financing costs – net	10,086	8,553	7,067
Provision for (benefit from) income tax	8,441	9,550	3,842
Net income (loss) / Segment profit (loss)	24,580	22,786	18,973
Adjusted EBITDA	₱ 86,158	₱ 79,815	₱ 64,027
Adjusted EBITDA margin	50.00%	49.00%	42.00%
Core income (loss)	₱ 27,129	₱ 25,111	₱ 25,855
Operating assets	504,167	447,541	399,626
Investments in associates and joint ventures	52,123	53,863	55,427
Deferred income tax assets – net	19,556	23,623	27,697
TOTAL ASSETS	575,846	525,027	482,750
Operating liabilities	455,455	406,154	363,103
Deferred income tax liabilities	726	2,583	2,981
TOTAL LIABILITIES	456,181	408,737	366,084
Capital expenditures, including capitalized interest (Note 9)	71,904	72,871	58,490
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	181,004	169,187	162,914
Service revenues (Note 5)	173,634	161,355	152,369
Non-service revenues (Note 5)	7,370	7,832	10,545
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	101,789	94,488	87,193
Service revenues (Note 5)	95,748	88,243	80,265
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	79,215	74,699	74,593
Service revenues (Note 5)	77,886	73,112	71,020
Non-service revenues (Note 5)	1,329	1,587	3,573
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	104,211	96,906	89,929
Depreciation and amortization (Notes 9 and 10)	35,134	29,484	24,778
Asset impairment	2,196	1,133	3,319
Interest income	537	703	719
Equity share in net earnings (losses) of associates and joint ventures			62
Financing costs – net	6,886	6,422	1,865
Provision for (benefit from) income tax	3,901	4,423	1,333
Net income (loss) / Segment profit (loss)	14,424	13,101	5,725
Adjusted EBITDA	₱ 60,272	₱ 52,789	₱ 34,235
Adjusted EBITDA margin	61.00%	58.00%	41.00%
Core income (loss)	₱ 15,698	₱ 13,685	₱ 9,760
Operating assets	219,412	287,059	230,182
Investments in associates and joint ventures	40	10
Deferred income tax assets – net	6,943	13,102	16,879
TOTAL ASSETS	226,395	300,171	247,061
Operating liabilities	227,687	221,755	168,837
Deferred income tax liabilities	23	1,986	2,321
TOTAL LIABILITIES	227,710	223,741	171,158
Capital expenditures, including capitalized interest (Note 9)	33,118	30,718	32,248
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	101,789	94,488	87,193
Service revenues (Note 5)	95,748	88,243	80,265
Non-service revenues (Note 5)	6,041	6,245	6,928
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	2,422	2,418	2,736
Service revenues (Note 5)	2,422	2,418	2,736
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	98,739	89,406	85,222
Depreciation and amortization (Notes 9 and 10)	19,383	16,141	22,303
Asset impairment	5,490	3,699	4,746
Interest income	636	680	812
Equity share in net earnings (losses) of associates and joint ventures	50	568	171
Financing costs – net	6,059	5,078	5,195
Provision for (benefit from) income tax	3,734	5,341	1,336
Net income (loss) / Segment profit (loss)	14,509	11,421	6,059
Adjusted EBITDA	₱ 33,405	₱ 33,162	₱ 30,875
Adjusted EBITDA margin	34.00%	38.00%	38.00%
Core income (loss)	₱ 15,463	₱ 12,531	₱ 6,925
Operating assets	319,384	198,468	199,557
Investments in associates and joint ventures	43,690	73,386	43,426
Deferred income tax assets – net	11,628	11,791	12,479
TOTAL ASSETS	374,702	283,645	255,462
Operating liabilities	274,614	229,855	206,812
Deferred income tax liabilities	330	384	482
TOTAL LIABILITIES	274,944	230,239	207,294
Capital expenditures, including capitalized interest (Note 9)	38,786	42,153	26,242
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	79,215	74,699	74,593
Service revenues (Note 5)	77,886	73,112	71,020
Non-service revenues (Note 5)	1,329	1,587	3,573
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	19,524	14,707	10,629
Service revenues (Note 5)	19,524	14,707	10,628
Non-service revenues (Note 5)			1
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Revenues			1,138
Depreciation and amortization (Notes 9 and 10)			159
Asset impairment	1	1
Interest income	92	362	536
Equity share in net earnings (losses) of associates and joint ventures	(2,378)	(2,103)	(320)
Financing costs – net	55		131
Provision for (benefit from) income tax	(617)	(444)	1,173
Net income (loss) / Segment profit (loss)	(318)	(1,769)	7,971
Adjusted EBITDA	(12)	(101)	(2,688)
Core income (loss)	193	(1,151)	9,952
Operating assets	6,371	7,943	30,962
Investments in associates and joint ventures	8,393	9,897	12,001
Deferred income tax assets – net	(350)	(711)	(1,119)
TOTAL ASSETS	14,414	17,129	41,844
Operating liabilities	1,457	833	16,773
Deferred income tax liabilities		252	367
TOTAL LIABILITIES	1,457	1,085	17,140
Operating Segments [Member] | Others [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues			1,128
Service revenues (Note 5)			1,084
Non-service revenues (Note 5)			44
Operating Segments [Member] | Others [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues			10
Service revenues (Note 5)			10
Elimination of intersegment amounts [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(21,946)	(17,125)	(13,375)
Depreciation and amortization (Notes 9 and 10)	(7,037)	(5,969)
Asset impairment	(41)
Interest income	(55)		(124)
Financing costs – net	(2,914)	(2,947)	(124)
Provision for (benefit from) income tax	1,423	230
Net income (loss) / Segment profit (loss)	(4,035)	33	(782)
Adjusted EBITDA	₱ (7,507)	(6,035)	1,605
Adjusted EBITDA margin	34.00%
Core income (loss)	₱ (4,225)	46	(782)
Operating assets	(41,000)	(45,929)	(61,075)
Investments in associates and joint ventures		(29,430)
Deferred income tax assets – net	1,335	(559)	(542)
TOTAL ASSETS	(39,665)	(75,918)	(61,617)
Operating liabilities	(48,303)	(46,289)	(29,319)
Deferred income tax liabilities	373	(39)	(189)
TOTAL LIABILITIES	(47,930)	(46,328)	(29,508)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(21,946)	(17,125)	(13,375)
Service revenues (Note 5)	₱ (21,946)	₱ (17,125)	(13,374)
Non-service revenues (Note 5)			₱ (1)